CONVERTIBLE NOTES - Key assumptions used in determining fair value of Subsidiary Convertible Note (Details) - Subsidiary Convertible Note	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate
Debt Instrument [Line Items]
Measurement input	0.0240
Risk-free interest rate | Maximum
Debt Instrument [Line Items]
Measurement input	0.0273
Risk-free interest rate | Minimum
Debt Instrument [Line Items]
Measurement input	0.0252
Probability of conversion
Debt Instrument [Line Items]
Measurement input	0.1000	0.1200
Bond yields | Maximum
Debt Instrument [Line Items]
Measurement input	0.0584	0.0892
Bond yields | Minimum
Debt Instrument [Line Items]
Measurement input	0.0485	0.0688